Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2013,

as supplemented to date

International Growth Fund.

Effective May 1, 2014, in the Fund Summary in the Investment Adviser section, the chart is revised with respect to American Century Investment Management Inc. The portfolio management disclosure pertaining to Mr. Alexander Tedder is hereby deleted in its entirety.

Please retain this supplement for future reference.

Date: May 12, 2014